Employee Benefit Plans	12 Months Ended
Dec. 31, 2020
Wilco Holdco Inc
Employee Benefit Plans

8. Employee Benefit Plans

The Company maintains a defined contribution 401(k) retirement plan for its full-time employees. The plan allows all participants to make elective pretax contributions of up to 100% of their compensation, up to a maximum amount as limited by law. The Company makes matching contributions to the plan on behalf of the employee in the amount of 50% of the first 6% of the contributing participant’s elective deferral contribution. Matching contributions to the plan were $4.7 million, $5.5 million and $4.9 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The following table presents the Company’s matching contributions to the plan recorded in clinic operating costs and selling, general and administrative expenses in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2020, 2019 and 2018 (in thousands):

	2020	2019	2018
Clinic operating costs	$4,206	$4,965	$4,408
Selling, general and administrative expenses	520	504	537

Total	$4,726	$5,469	$4,945